K&L GATES LLP 1601 K Street, N.W. Washington, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

May 2, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Cambria ETF Trust – Pre-Effective Amendment No. 2 to the

Registration Statement on Form N-1A (File Nos. 333-180879 and 811-22704)

Dear Sir or Madam:

Please find enclosed for filing on behalf of Cambria ETF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

On August 15, 2012 and September 19, 2012, the staff of the U.S. Securities and Exchange Commission (“SEC”) provided oral comments on the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement, as filed with the SEC on July 6, 2012. Registrant responded to those comments by written letter dated September 24, 2012 (the “September Letter”), as filed with the SEC.

On October 24, 2012, the staff of the SEC provided additional oral comments on Pre-Effective Amendment No. 1 and the September Letter. Registrant responded to those comments by written letter dated November 28, 2012 (the “November Letter”), as filed with the SEC.

The Trust is now filing the Pre-Effective Amendment No. 2 to the Registration Statement (the “Pre-Effective Amendment”) to respond to incorporate the information provided in its September and November Letters (the “Letters”) and to reflect additional oral comments provided by the SEC staff on Pre-Effective Amendment No. 1 and the Letters. The Pre-Effective Amendment being filed herewith also updates disclosures throughout the Registration Statement to describe the service agreements approved by the Board of Trustees of the Trust with respect to the initial series (“Funds”), to clarify the creation and redemption process for Creation Units of the Funds and to make other clarifying, updating and stylistic changes. The Pre-Effective Amendment has been marked to show changes made to the Registration Statement since the filing of Pre-Effective Amendment No. 1 on July 6, 2012.

U.S. Securities and Exchange Commission

May 2, 2013

As previously discussed, it is the Trust’s intention to seek effectiveness of the Registration Statement as soon as practicable after this filing, but no later than May 8, 2013. If you have any questions concerning the foregoing, please do not hesitate to call me at (202) 778-9475 or Kurt J. Decko at (415) 249-1053.

Very truly yours,

/s/ Stacy L. Fuller

Stacy L. Fuller

cc:	Eric W. Richardson

Cambria Investment Management, L.P.

Kurt J. Decko

K&L Gates LLP